REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments

	Year ended December 31, 2020
	Customer Engagement (1)	Financial Crime and Compliance (2)	Not allocated	Total
Revenues	$1,347,511	$300,505	$—	1,648,016

Operating income	$268,010	$93,272	$(119,235)	242,047

	Year ended December 31, 2019
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,265,113	$308,799	$—	$1,573,912

Operating income	$244,599	$124,742	$(130,624)	$238,717

	Year ended December 31, 2018
	Customer Engagement (1)	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,156,142	$288,377	$—	$1,444,519

Operating income	$217,796	$109,464	$(129,644)	$197,616
(1)Includes the results of companies which were acquired in the years 2020, 2019 and 2018 and are being integrated within the Customer Engagement segment.
(2)Includes the results of companies which were acquired in the years 2020, and are being integrated within the Financial Crime and Compliance segment.

Schedule of Long-Lived Assets by Operational Segments
The following table presents property and equipment as of December 31, 2020 and 2019, based on operational segments:

	December 31,
	2020	2019
Customer Engagement	$120,955	$126,538
Financial Crime and Compliance	15,433	12,437
Non-allocated	1,397	2,672

	137,785	$141,647

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2020	2019	2018
Americas, principally the US	$1,353,278	$1,234,549	$1,123,866
EMEA (*)	180,177	212,252	202,521
Israel	4,368	3,950	4,402
Asia Pacific	110,193	123,161	113,730

	1,648,016	$1,573,912	$1,444,519

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment as of December 31, 2020 and 2019, based on geographical areas:

	December 31,
	2020	2019
Americas, principally the US	$72,083	$78,911
EMEA (*)	4,340	3,886
Israel	54,097	51,011
Asia Pacific	7,265	7,839

	$137,785	$141,647
(*)Includes Europe, the Middle East (excluding Israel) and Africa